Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 2,956,000	$ 7,379,000	$ 26,670,000
Adjustments to reconcile net income to cash provided by operating activities:
Provision for loan losses	(164,000)	(6,998,000)	(7,881,000)
Depreciation	706,000	576,000	880,000
Amortization of premiums (discounts), net	(3,000)	18,000	80,000
Amortization of deferred loan fees	(964,000)	(340,000)	(249,000)
Amortization of core deposit intangible	600,000	500,000	600,000
Amortization of purchased loan fair value adjustments	(657,000)	0	0
Amortization of mortgage servicing rights	555,000	517,000	592,000
Capitalized mortgage servicing rights	(547,000)	(316,000)	(568,000)
Deferred income tax expense (benefit)	1,722,000	4,566,000	(14,464,000)
Securities gains, net	(6,000)	0	0
(Gains) losses on sales of real estate and premises	218,000	(1,194,000)	(830,000)
Gain on sales of loans	(1,964,000)	(1,828,000)	(2,102,000)
Proceeds from sales of loans held for sale	78,278,000	56,040,000	84,718,000
Disbursements on loans held for sale	(69,941,000)	(41,557,000)	(69,347,000)
Amortization of restricted stock awards	447,000	240,000	202,000
Amortization of unearned ESOP shares	193,000	194,000	193,000
Cancellation of vested restricted stock awards	0	0	(119,000)
Earned ESOP shares priced above (below) original cost	57,000	53,000	(21,000)
Stock option compensation expense	0	1,000	4,000
(Increase) decrease in accrued interest receivable	(346,000)	240,000	65,000
Increase (decrease) in accrued interest payable	137,000	(53,000)	(101,000)
(Increase) decrease in other assets	(239,000)	(444,000)	842,000
Increase (decrease) in other liabilities	302,000	(265,000)	364,000
Other, net	52,000	515,000	64,000
Net cash provided by operating activities	10,820,000	17,344,000	18,992,000
Cash flows from investing activities:
Proceeds from sales of securities available for sale	10,951,000	0	0
Principal collected on securities available for sale	1,694,000	2,148,000	4,933,000
Proceeds collected on maturity of securities available for sale	175,070,000	125,000,000	21,000,000
Purchases of securities available for sale	(144,069,000)	(157,004,000)	(49,090,000)
Purchase of Federal Home Loan Bank stock	(2,152,000)	0	(178,000)
Redemption of Federal Home Loan Bank stock	2,238,000	7,000	3,457,000
Proceeds from sales of real estate and premises	1,127,000	4,816,000	5,786,000
Net (increase) decrease in loans receivable	(80,447,000)	13,455,000	63,814,000
Gain on acquisition	(289,000)	0	0
Purchases of premises and equipment	(803,000)	(847,000)	(425,000)
Net cash (used) provided by investing activities	(31,864,000)	(12,425,000)	49,297,000
Cash flows from financing activities:
Increase (decrease) in deposits	15,375,000	(57,182,000)	38,953,000
Redemption of preferred stock	(10,000,000)	(16,000,000)	0
Dividends paid to preferred stockholders	(225,000)	(5,964,000)	0
Proceeds from borrowings	65,000,000	0	12,000,000
Repayment of borrowings	(56,000,000)	0	(82,000,000)
Increase (decrease) in customer escrows	42,000	175,000	(216,000)
Net cash provided (used) by financing activities	14,192,000	(78,971,000)	(31,263,000)
(Decrease) increase in cash and cash equivalents	(6,852,000)	(74,052,000)	37,026,000
Cash and cash equivalents, beginning of year	46,634,000	120,686,000	83,660,000
Cash and cash equivalents, end of year	39,782,000	46,634,000	120,686,000
Supplemental cash flow disclosures:
Cash paid for interest	1,358,000	1,264,000	3,390,000
Cash paid for income taxes	191,000	0	205,000
Supplemental noncash flow disclosures:
Loans transferred to loans held for sale	8,125,000	13,243,000	12,183,000
Transfer of loans to real estate	110,000	142,000	1,563,000
Kasson State Bank [Member]
Adjustments to reconcile net income to cash provided by operating activities:
Provision for loan losses	0
Cash flows from investing activities:
Gain on acquisition	(289,000)	0	0
Acquisition payment (net of cash acquired)	4,816,000	0	0
Core Deposits [Member]
Adjustments to reconcile net income to cash provided by operating activities:
Amortization of core deposit intangible	$ 28,000	$ 0	$ 0